Shareholders' equity (Details)														6 Months Ended
	Jun. 02, 2026 USD ($) $ / shares shares	Jun. 01, 2026 USD ($) $ / shares shares	May 07, 2026 USD ($) shares	May 04, 2026 USD ($) $ / shares shares	Apr. 06, 2026 $ / shares shares	Mar. 23, 2026	Mar. 11, 2026 USD ($) $ / shares shares	Feb. 18, 2026 USD ($) $ / shares shares	Dec. 11, 2025 USD ($) $ / shares shares	Sep. 24, 2025 USD ($) $ / shares shares	Jul. 15, 2025 $ / shares shares	May 23, 2025 USD ($) $ / shares shares	Mar. 11, 2025	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Feb. 20, 2023 $ / shares shares
Shareholders' equity
Number of ordinary shares authorized	2,000,000	2,000,000										25,000,000		2,000,000,000	2,000,000,000	20,000,000			200,000,000
Ordinary shares, par value (per share) | $ / shares	$ 0.025	$ 0.025										$ 0.08			$ 0.000025				$ 0.01
Stock split, conversion ratio		0.1				0.04	0.04					0.125
Value of common stock authorized | $	$ 50,000	$ 50,000										$ 2,000,000			$ 50,000
Value of authorized share capital | $							$ 50,000					$ 50,000
Shares authorized							20,000,000					500,000,000
Stated shares, par value (per share) | $ / shares							$ 0.0025					$ 0.0001
Preferred stock, shares authorized	120,000	120,000					1,200,000							1,200,000	1,200,000	1,200,000
Preferred stock , par value | $ / shares	$ 0.025	$ 0.025					$ 0.0025					$ 0.0001			$ 0.000025	$ 0.0025
Common stock value incremental authorized capital | $	$ 50,000
Incremental common stock shares authorized	2,000,000,000
Incremental preferred stock shares authorized	1,200,000
Preferred stock par or stated value per share restated | $ / shares	$ 0.000025
Stock repurchased during the period												3,066,935
Number of remaining authorized but unissued shares canceled	2,000,000											25,000,000
Proceeds from issuance of ordinary shares upon the completion of IPO | $										$ 6,206,000
Required minimum percentage of annual appropriations to statutory surplus reserve														10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required														50.00%
Statutory reserves														¥ 2,111,434	$ 311,187			¥ 2,111,434
Aggregate amount of paid-in capital and statutory reserves not available for distribution														¥ 4,840,518	$ 713,404			¥ 4,840,518
Class A ordinary shares
Shareholders' equity
Number of ordinary shares authorized	1,580,000	1,580,000					15,800,000							1,988,800,000	1,988,800,000	15,800,000		1,988,800,000
Ordinary shares, par value (per share) | $ / shares	$ 0.025	$ 0.025		$ 0.0025			$ 0.0025		$ 0.0001	$ 0.0001		$ 0.0001			$ 0.000025	$ 0.0025	$ 0.000025
Stock split, conversion ratio													1
Shares authorized												395,000,000
Number of votes per share | $ / shares												1
Incremental common stock shares authorized	1,988,800,000
Common stock par or stated value per share restated | $ / shares	$ 0.000025
Issue of ordinary shares, Shares	1,537,272			50,000,000					9,300,000	10,700,000
Stock repurchased	1,537,272
Proceeds from issuance of ordinary shares upon the completion of IPO | $				$ 12,000,000					$ 5,394,000
Ordinary shares, shares issued														5,137,272	5,137,272			89,269
Ordinary shares, shares outstanding														5,137,272	5,137,272			89,269
Share issue price per share | $ / shares				$ 0.24					$ 0.58	$ 0.58
Class A ordinary shares | Initial closing of offering
Shareholders' equity
Issue of ordinary shares, Shares			14,000,000
Proceeds from issuance of ordinary shares upon the completion of IPO | $			$ 3,360,000	$ 3,360,000
Class A ordinary shares | Second closing of offering
Shareholders' equity
Issue of ordinary shares, Shares		3,600,000
Proceeds from issuance of ordinary shares upon the completion of IPO | $		$ 8,640,000		$ 8,640,000
Share issue price per share | $ / shares		$ 2.4
Class A ordinary shares | All existing shareholders except JD liyuan limited
Shareholders' equity
Ordinary shares, par value (per share) | $ / shares												$ 0.0001
Issue of ordinary shares, Shares												2,014,893
Class A ordinary shares | 2025 Equity Incentive Plan
Shareholders' equity
Ordinary shares, par value (per share) | $ / shares											$ 0.0001
Stock issued during period, shares, issued for services											302,230
Class B ordinary shares
Shareholders' equity
Number of ordinary shares authorized	300,000	300,000					3,000,000							10,000,000	10,000,000	3,000,000		10,000,000
Ordinary shares, par value (per share) | $ / shares	$ 0.025	$ 0.025					$ 0.0025					$ 0.0001			$ 0.000025	$ 0.0025	$ 0.000025
Stock split, conversion ratio							1
Shares authorized												75,000,000
Number of votes per share | $ / shares												50
Incremental common stock shares authorized	10,000,000
Common stock par or stated value per share restated | $ / shares	$ 0.000025
Ordinary shares, shares issued														294,209	294,209			4,209
Ordinary shares, shares outstanding														294,209	294,209			4,209
Class B ordinary shares | JD LIYUAN LIMITED
Shareholders' equity
Ordinary shares, par value (per share) | $ / shares												$ 0.0001
Issue of ordinary shares, Shares	294,209											1,052,063
Stock repurchased	294,209
Class B ordinary shares | 2026 Equity Incentive Plan
Shareholders' equity
Ordinary shares, par value (per share) | $ / shares					$ 0.0025
Stock issued during period, shares, issued for services					2,900,000
Preference shares
Shareholders' equity
Stock split, conversion ratio							1
Shares authorized												30,000,000
Preferred stock , par value | $ / shares												$ 0.0001
February 2026 Offering
Shareholders' equity
Proceeds from issue of equity | $								$ 3,000,000
February 2026 Offering | Pre-funded warrants
Shareholders' equity
Number of shares purchased if warrant exercises								8,510,000
Purchase price per warrant | $ / shares								$ 0.25
February 2026 Offering | Class A ordinary shares
Shareholders' equity
Ordinary shares, par value (per share) | $ / shares								$ 0.0001
Shares issuable upon option								48,000,000
Issue of ordinary shares, Shares								3,490,000
Share issue price per share | $ / shares								$ 0.25